Fair Value Measured Based on Discounted Cash Flow Method Using Unobservable Inputs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Assets:
Impairment of receivables held for sale		¥ (6,630)
Impairment of long-lived assets	¥ (30,161)		¥ (452)
Discounted Cash Flow Method
Assets:
Receivables held for sale	935,648
long-lived assets	107
Impairment of receivables held for sale	(6,866)
Impairment of long-lived assets	(30,161)
Discounted Cash Flow Method | Level 2
Assets:
Receivables held for sale	935,648
long-lived assets	¥ 107